Risk/Return Detail Data - VIPDisciplinedSmallCapPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Disciplined Small Cap Portfolio /Investor Class
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Disciplined Small Cap Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 85 % of the average value of its portfolio.
Portfolio Turnover, Rate	85.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with small market capitalizations . The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in either "growth" stocks or "value" stocks or both. Generally utilizing a research-driven approach identifying long-term drivers of stock returns that may include, but are not limited to, valuation, growth, quality, and other factors. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 2000® Index.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	31.67%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(31.40%)
Performance Table Heading	Average Annual Returns
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio | VIP Disciplined Small Cap Portfolio - Investor Class
Risk/Return:
Management fee	0.38%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.40%
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505
2015	(2.00%)
2016	22.54%
2017	6.91%
2018	(13.09%)
2019	23.55%
2020	18.33%
2021	20.62%
2022	(18.29%)
2023	20.85%
2024	16.82%
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio | Return Before Taxes | VIP Disciplined Small Cap Portfolio - Investor Class
Risk/Return:
Label	Investor Class
Past 1 year	16.82%
Past 5 years	10.49%
Past 10 years	8.54%
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio | RS002
Risk/Return:
Label	Russell 2000® Index
Past 1 year	11.54%
Past 5 years	7.40%
Past 10 years	7.82%
VIPDisciplinedSmallCapPortfolio-InvestorPRO | VIP Disciplined Small Cap Portfolio | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.